Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Collateral Received
Securities and other financial assets accepted as collateral	€ 237,157	€ 251,757
Of which: [Abstract]
collateral sold or repledged	€ 199,346	€ 200,378